SEGMENT (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Segment Reporting Information [Line Items]
Revenue from external customers	$ 5,248,461	$ 7,725,221	$ 932,707
Revenue from inter segment	136,977	80,596	29,378
Cost of revenue	2,637,025	3,459,447	356,323
Gross profit	2,611,436	4,265,774	576,384
Interest Expenses	906,398	141,690	87,065
Depreciation & amortization	494,729	53,763	55,896
Income tax expense	312,767	1,003,126	52,495
Capital expenditure	12,055,606	2,561,726	0
Segment assets	36,226,584	13,667,102	7,906,413
Segment profit	(56,474)	2,913,646	241,738
Construction Segment [Member]
Segment Reporting Information [Line Items]
Revenue from external customers	8,117	78,219	81,181
Revenue from inter segment	0	0	0
Cost of revenue	4,663	19,529	17,049
Gross profit	3,454	58,690	64,132
Interest Expenses	25,415	12,540	534
Depreciation & amortization	0	0	0
Income tax expense	1,323	64,476	7,295
Capital expenditure	0	0	0
Segment assets	186,005	557,264	25,335
Segment profit	(20,945)	167,806	20,232
Real Estate Segment [Member]
Segment Reporting Information [Line Items]
Revenue from external customers	2,272,704	6,613,863	0
Revenue from inter segment	0	0	0
Cost of revenue	990,261	3,058,175	0
Gross profit	1,282,443	3,555,688	0
Interest Expenses	205,468	620	62
Depreciation & amortization	0	0	0
Income tax expense	323,302	852,597
Capital expenditure	0	49,995	0
Segment assets	7,348,365	3,404,814	3,412,578
Segment profit	691,700	2,659,239	461
Rental [Member]
Segment Reporting Information [Line Items]
Revenue from external customers	2,298,198	674,898	555,360
Revenue from inter segment	136,977	80,596	29,378
Cost of revenue	1,322,188	256,981	248,442
Gross profit	976,010	417,917	306,918
Interest Expenses	657,961	128,120	86,272
Depreciation & amortization	494,729	53,763	55,896
Income tax expense	(34,800)	56,422	45,200
Capital expenditure	11,464,280	0	0
Segment assets	24,296,502	6,601,394	4,186,617
Segment profit	(338,321)	77,758	163,283
Education [Member]
Segment Reporting Information [Line Items]
Revenue from external customers	669,442	358,241	296,166
Revenue from inter segment	0	0	0
Cost of revenue	319,913	124,762	90,832
Gross profit	349,529	233,479	205,334
Interest Expenses	17,554	410	197
Depreciation & amortization	0	0	0
Income tax expense	22,942	29,631
Capital expenditure	591,326	2,511,731	0
Segment assets	4,395,712	3,103,630	281,883
Segment profit	$ (388,908)	$ 8,843	$ 57,762